Accounts Payable and Accrued Expenses - Narrative (Details) 10-Q - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Games related expenses costs incurred but not yet paid	$ 21.6	$ 21.6